CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Share Premium		(Accumulated Deficit)/Retained Earnings		Accumulated Other Comprehensive (Loss)/Income	Equity Attributable to Shareholders of the Company	Non-controlling Interest
Beginning balance (shares) at Mar. 31, 2023			102,756,000
Beginning balance at Mar. 31, 2023		$ 34,143		$ 795		$ (68,929)		$ (2,188)	$ 32,434	$ 1,709
Beginning balance at Mar. 31, 2023			$ 102,756
Total comprehensive income for the period:
Profit for the period		2,375				1,867	[1]		1,867	508
Other comprehensive income/(loss)
Foreign currency translation adjustments		(610)						(548)	(548)	(62)
Defined benefit plan remeasurements		(9)						(9)	(9)
Total comprehensive income		1,756				1,867	[1]	(557)	1,310	446
Ending balance (shares) at Jun. 15, 2023			102,756,000
Ending balance at Jun. 15, 2023		35,899		795		(67,062)		(2,745)	33,744	2,155
Ending balance at Jun. 15, 2023			$ 102,756
Total comprehensive income for the period:
Profit for the period		82,088
Other comprehensive income/(loss)
Defined benefit plan remeasurements		(33)
Total comprehensive income		$ 80,354
Ending balance (shares) at Mar. 31, 2024		36,900,000	36,900,000
Ending balance at Mar. 31, 2024		$ 80,354		67,648		13,818		(4,441)	77,029	3,325
Ending balance at Mar. 31, 2024			$ 4
Beginning balance (shares) at Jun. 16, 2023	[1]		36,900,000
Beginning balance at Jun. 16, 2023	[1]			67,648		(67,062)		(2,745)	(2,155)	2,155
Beginning balance at Jun. 16, 2023	[1]		$ 4
Total comprehensive income for the period:
Profit for the period		82,088				80,880			80,880	1,208
Other comprehensive income/(loss)
Foreign currency translation adjustments		(1,701)						(1,665)	(1,665)	(36)
Defined benefit plan remeasurements		(33)						(31)	(31)	(2)
Total comprehensive income		$ 80,354				80,880		(1,696)	79,184	1,170
Ending balance (shares) at Mar. 31, 2024		36,900,000	36,900,000
Ending balance at Mar. 31, 2024		$ 80,354		67,648		13,818		(4,441)	77,029	3,325
Ending balance at Mar. 31, 2024			$ 4
Total comprehensive income for the period:
Profit for the period		46,977				44,816			44,816	2,161
Other comprehensive income/(loss)
Foreign currency translation adjustments		2,258						2,046	2,046	212
Defined benefit plan remeasurements		(2)						(2)	(2)
Total comprehensive income		49,233				44,816		2,044	46,860	2,373
Contributions
Conversion of convertible notes, shares			1,845,000
Conversion of convertible notes		5,000		5,000	[2]				5,000
Total transactions with owners of the company, shares			1,845,000
Total transactions with owners of the Company		$ 5,000		5,000					5,000
Ending balance (shares) at Mar. 31, 2025		38,745,000	38,745,000
Ending balance at Mar. 31, 2025		$ 134,587		72,648		58,634		(2,397)	128,889	5,698
Ending balance at Mar. 31, 2025			$ 4
Total comprehensive income for the period:
Profit for the period		33,878				32,208			32,208	1,670
Other comprehensive income/(loss)
Foreign currency translation adjustments		660						274	274	386
Defined benefit plan remeasurements		(85)						(79)	(79)	(6)
Total comprehensive income		34,453				32,208		195	32,403	2,050
Contributions
Issuance of ordinary shares related to public offering exercise		30,583		30,583					30,583
Issuance of ordinary shares related to public offering exercise, shares			3,704,000
Issuance of representative warrant in connection with public offering exercise		(501)		(501)					(501)
Offering cost related to public offering exercise		(1,731)		(1,731)					(1,731)
Total transactions with owners of the company, shares			3,704,000
Total transactions with owners of the Company		28,351		28,351					28,351
Ending balance (shares) at Mar. 31, 2026			42,449,000
Ending balance at Mar. 31, 2026		$ 197,391		$ 100,999		$ 90,842		$ (2,202)	$ 189,643	$ 7,748
Ending balance at Mar. 31, 2026			$ 4

[1]	The bargain purchase gain of $49.4M was excluded from the opening balance of the Successor’s equity on June 16, 2023 as it was included in the net profit of the Successor for the period from June 16, 2023 to March 31, 2024.
[2]	On February 5, 2024 and February 9, 2024, the Successor entered into the convertible note agreements (the “Convertible Note Agreements”) with RFWM VCC — RF Dynamic Fund and Vielink Asia Pte Ltd (the “holders”) respectively for a total principal sum of $5,000,000 at a 10% cumulative simple interest per annum effective on April 5, 2024. On September 30, 2024, pursuant to the convertible note agreements, the holders converted the total principal amount of $5,000,000 of the notes issued into 750 Ordinary Shares of the Successor (1,845,000 Ordinary Shares after considering the Company's reorganization process on October 23, 2024 to facilitate the initial public offering).